RISK MANAGEMENT (Details Textual) - CAD	Sep. 30, 2016	Mar. 31, 2016
Canada [Member] | Maximum [Member]
Concentration Risk [Line Items]
Cash, FDIC Insured Amount	CAD 100,000	CAD 100,000